Investment in associate (Q3)	9 Months Ended
Apr. 30, 2025
Investment in associate [Abstract]
Investment in associate
6.	Investment in associate
On November 6, 2024, the Company received 2,000,000 shares in MSP, in connection with an agreement to acquire a stake in MSP in exchange for 2,000,000 shares of the Company that was entered into on October 28, 2024. At the time of acquisition, the 2,000,000 shares of MSP received by the Company represented 50% of shares outstanding, and the initial balance of investment was determined to be $1,220,000 being the fair value of the shares issued by the Company in consideration for the exchange. As at April 30, 2025, the Company’s share of ownership remained at 50%. Management assessed that the Company has significant influence over MSP based on its share of ownership, and that the investment should be accounted for using the equity method of accounting.
Summarized financial information of MSP and a reconciliation of the carrying amount of the investment set forth in the condensed consolidated interim balance sheets are set out below:
Summarized balance sheet

April 30, 2025
ASSETS
Cash	$1
Due from related parties	70,040
Prepaid expenses	40,000
Start-up costs, net	105,589
Total assets	$215,630
LIABILITIES
Accounts payable and accrued liabilities	$246,808
Convertible notes	1,267,425
Total liabilities	$1,514,233

Summarized statement of loss

November 6, 2024 to April 30, 2025
Operating expenses
Consulting expenses	$620,000
General and administrative expenses	8,015
Guaranteed payments	160,008
Legal and professional fees	6,143
Travel	1,230
Amortization	1,763
Total operating expenses	(797,159)
Interest expenses	(14,150)
Net loss	$(811,309)

A continuity of the Company’s investment in associate is as follows:

Balance as at July 31, 2024	$—
Investment by the Company	1,220,000
Company’s share of loss	(405,654)
Balance as at April 30, 2025	$814,346